CONVERTIBLE DEBT - Total Interest (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
CONVERTIBLE DEBT
Interest repaid	$ 12.2
Contractual interest expense	31.4
Amortization of debt discount (accretion) and issuance costs	49.2
Less: capitalized interest	(28.0)
Total	$ 52.6